Dividends on ordinary shares (Details) - GBP (£) £ in Millions			6 Months Ended
	May 15, 2026	Feb. 16, 2026	Jun. 30, 2025
Disclosure Of Dividends [Abstract]
Dividend paid	£ 700	£ 480	£ 640